Intangible assets, net - Estimated amortization expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets Net Excluding Goodwill [Abstract]
2022	$ 3,200
2023	2,552
2024	2,258
2025	1,840
2026 onwards	43,863
Intangible assets, net	$ 53,713	$ 56,431